VictoryBase Corporation

PO Box 617

Roanoke, Texas 76262

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April 26, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-7010

Attn:       Jonathan Burr, Attorney-Advisor

Division of Corporation Finance

Erin E. Martin, Special Counsel

Division of Corporation Finance

Peter McPhun, Accountant

Division of Corporation Finance

Jennifer Monick, Accountant

Division of Corporation Finance

Re:       VictoryBase Corporation

Amendment No. 1 to

Draft Offering Statement on Form 1-A

Submitted March 29, 2021

CIK No. 0001836735

Ladies and Gentlemen:

The following responses address the comments of the reviewing Staff of the Commission as set forth in a comment letter dated April 14, 2021 relating to Amendment No. 1 to the draft offering statement on Form 1-A of VictoryBase Corporation. The numbered paragraphs below correspond to the numbered comments in the Staff’s letter and the Staff’s comments are presented in bold.

We are filing herewith Amendment No. 2 to our draft offering statement on Form 1-A.

Amendment No. 1 to Draft Offering Statement on Form 1-A submitted March 29, 2021

General

1.	We note your revisions in response to comment 1 and it appears that the offering of securities to EquityBase Investors continues to constitute a delayed offering. In this respect, we note that on a monthly basis over the term of the lease you will issue shares that were subscribed to upon the execution of the EquityBase Agreement, and that the amount of securities that an EquityBase Investor may receive under the agreement will not be determined until its execution. We also note that it does not appear that you have any properties available to rent pursuant to the EquityBase Agreement, and it is unclear if such properties will be available or if any potential EquityBase Investors will be identified prior to qualification. Given the proposed structure of your offering, it is unclear to us how an EquityBase Investor would be able to purchase shares within two calendar days of qualification and, as such, it appears that your offering may constitute a delayed primary offering of your securities, which is not permissible under Rule 251(d)(3)(i)(F) of Regulation A. Please revise the terms of your offering to comply with Rule 251 and provide us with a comprehensive and detailed legal analysis as to how your proposed offering of securities to EquityBase Investors complies with Rule 251(d)(3)(i)(F).

Response

The offering will commence immediately with respect to non-resident VictoryBase investors (including investors who may elect to become resident EquityBase Investors in the future). The offering will also be made available to EquityBase Investors as soon as EquityBase Properties become available for occupancy, which is expected within the next couple of months. We do not think it is fair to characterize the entire offering to be “delayed” just because a particular group of potential investors (the resident EquityBase Investors) may choose not to immediately participate in the offering as a non-resident investor. We note further that “the amount of securities that an EquityBase Investor may receive under the agreement will not be determined until its execution” is true of virtually every securities offering – subscribers in most offerings are given an opportunity to invest in varying amounts.

We further note that we do not use the term “rent” or “lease” in reference to EquityBase Investors except to distinguish our business model from traditional renting. We feel that there are important distinctions between an EquityBase Agreement and a traditional residential lease which makes that term inappropriate. We have revised our offering statement to make that distinction more clear.

2.	We note your revisions in response to comment 2. It appears that you will be able to set the Initial Monthly Equity Subscription Amount in your sole discretion and that the amount can be different for each EquityBase Investor. Additionally, neither your offering circular nor EquityBase Agreement provide sufficient information about what factors you will take into consideration when determining the subscription amount. Furthermore, Section 5(b) of the EquityBase Agreement appears to contemplate a reduction in the amount of shares to be issued under the agreement given the order of priority for the EquityBase Payment and the potential for funds to be diverted to other sources, including late fees and repairs. Please provide us with a comprehensive and detailed legal analysis as to why your offering is not an offering of securities "at other than a fixed price." See Rule 251(d)(3)(ii) of Regulation A.

Response

The Initial Monthly Equity Subscription Amount is not set by VictoryBase Corporation in its sole discretion – it is established by arms’ length agreement between VictoryBase Corporation and the EquityBase Investor at the time the parties enter into an EquityBase Agreement. As a result, the Initial Monthly Equity Subscription Amount may well be different for each EquityBase Investors. As noted in our response to Staff Comment #1, investors typically have the opportunity to choose to invest more or less in an offering than other investors. The Initial Monthly Equity Subscription Amount will be the aggregate amount of an EquityBase Investor’s monthly investment in VictoryBase Corporation’s Class A Common Stock each month, but the price per share is always a fixed price of $10 per share in this offering.

To clarify, the EquityBase Payment is composed of two parts: (i) the Monthly Equity Subscription Amount, and (ii) the remainder, which we call the “Base Amount.” Both the amount of EquityBase Payment and the Monthly Equity Subscription Amount will be established based upon negotiation and agreement between the EquityBase Investor and the Company. Regardless of the agreed-upon Monthly Equity Subscription Amount, that entire amount will be used to purchase shares at a fixed price of $10. The total number of shares purchased will be the quotient of the Monthly Equity Subscription Amount divided by $10 per share.

We have revised the section of the offering statement titled “EquityBase Agreements” to further clarify that the amount of both the EquityBase Payment is not established by the Company but rather negotiated as an arms’ length transaction with the EquityBase Investor.

As the Staff notes in its comment, under Section 5(b) of the EquityBase Agreement, funds paid by the EquityBase Investor to the Company each month are applied in the following order of priority: (i) first, to any non-EquityBase Payment obligations of EBI, including late charges, returned-check charges, repairs, brokerage fees, and periodic utilities, (ii) next, to the Base Amount, and (iii) finally, to the Monthly Equity Subscription Amount. Such provision would only result in a reduction in shares purchased by the EquityBase Investor if the investor breached the agreement by failing to pay the full amount owed by the EquityBase Investor under the terms of the EquityBase Agreement. So long as the EquityBase Investor meets its payment obligations in full, the full amount of the Monthly Equity Subscription Amount will be used to purchase shares at $10.00 per share. A breach of the agreement by the investor implicating this language in Section 5(b) of the EquityBase Agreement would not represent a change to the fixed price, it would represent a failure of the investor to pay such fixed price.

3.	We note your response to comment 3 and reissue the comment. Please clearly disclose on the cover page, the plan of distribution and throughout the offering statement as applicable that shares are being offered to investors who are not EquityBase Investors.

Response

In response to the Staff’s comment, we have revised our cover page of the offering statement and the section of the offering statement titled “Plan of Distribution” to more clearly indicate that investors that are not EquityBase Investors (non-residents) may participate in the offering.

4.	We note that you have a website, www.victorybase.com, that discusses your business and offering. We note that certain aspects of this offering are discussed on the website, but not in the offering circular. For example only, we note that the FAQ section of your website indicates that "roughly 10% - 20% of the EquityBase Payment" will be allocated to share purchases, that the share price will be calculated and published quarterly, that in an event of an emergency or in other scenarios requiring liquidation, the issuer or broker-dealer may assist an investor in the sale of his or her shares, and that an investor can opt out and stop buying securities. Please note that all material terms and information about the offering should also be included in the offering circular at the time of qualification and revise accordingly. In addition, the FAQs on your website also discuss the ability to engage in secondary sales as "[t]he more EquityBase Investors, the more counterparties will be available to buy and sell shares." Please explain to us in more detail your plans with respect to assisting or developing the ability for investors to make secondary sales, including your intentions to provide your own "trading platform." In this respect, please also clarify the "counterparties" to which you are referring.

Response

In response to the Staff’s comment, we have revised the offering statement to include disclosure that we expect the Monthly Equity Subscription Amount to equal approximately 10% - 20% of the EquityBase Payment amount in the section titled “EquityBase Agreements.” We also added disclosure that note that this percentage may vary from investor to investor based upon negotiations between the Company and the EquityBase Investor. We have updated our website to remove the other language noted in this Staff comment and replaced it with disclosure that (i) no public market exists for the shares, (ii) the shares are not listed on any exchange or quotation service, (iii) the Company has no current plans to list or obtain quotation of the shares, (iv) the investor will need to independently locate a buyer in order to sell the shares, and (v) any such sales will need to comply with any applicable state blue sky laws and regulations. A similar disclosure can be found in the section of the offering statement titled “Restrictions on Resale.”

5.	We note that you describe your business as providing EquityBase Investors with the opportunity to "share in the potential appreciation in value of the VictoryBase Properties." Please balance this disclosure to clarify that neither the company nor Holdings will directly own the properties and that to the extent Holdings does acquire the properties under the Contribution Agreement, it may ultimately dilute investors' interests in the company given that the Class A units to be issued as consideration for such properties are convertible into Class A shares of the company. In addition, please also highlight that an investor's ability to participate in the appreciation of value is also dependent, in part, on whether VictoryBase intends to pay dividends or provide investors with liquidity options, which it does not currently intend to do. Finally, please revise your disclosure that appears on page 30 to clarify how your business model will allow military personnel to "gain more value in home ownership by being responsible stewards . . . ." In this respect, we note that the EquityBase Agreement does not appear to provide an EquityBase Investor with the option to purchase the property subject to the lease and your disclosure does not otherwise indicate that your business plan includes the potential to sell your EquityBase properties to tenants or other members of the public.

Response

In response to the Staff’s comment, we have updated the section of our offering statement titled “General Overview” to note that (i) neither the Company nor Holdings will directly own properties, (ii) the investor’s ability to share in the value is dependent upon the Company paying dividends or the investor obtaining liquidity for the shares, and (iii) the Company has no plans to pay dividends or list the shares for trading. We also removed the phrase “gain more value in home ownership” from the section of the offering statement titled “VictoryBase Model Difference.”

We do not view a potential conversion of Class A Units into shares of Class A Common Stock as dilutive to investors in the Offering because the conversion formula results in the former holder of Class A Units (and the other holders of Class A Common Stock) holding the exact same aggregate value (directly or indirectly) before and after such conversion as outlined in the Offering Circular.

Use of Proceeds, page 20

6.	It appears that 80% of your offering proceeds will go to fees payable to Holdings under Sub-Control Agreements. Please address the following:

•	You disclose that a portion of the monthly fee paid by Holdings will be designated as a "Contribution Credit." Please revise to disclose how much of the fee will be designated as a "Contribution Credit."
•	Please clarify for us and in your filing how you will determine which VB Subsidiary will be allocated the "Contribution Credit" for shares sold to investors who are not EquityBase Investors and who do not live in VictoryBase Properties.
•	Please clarify for us and in your filing how you will allocate the offering proceeds when the VB Subsidiary has already been contributed to Holdings.

Response

In response to the Staff’s comment, we have updated our offering statement in the section titled “Master Control Agreements; Sub-Control Agreements” to disclose (i) how much of the monthly fee will be designated as a “Contribution Credit,” and (ii) how we will allocate the offering proceeds when the VB Subsidiary has already been contributed to Holdings. We did not revise our offering statement based upon the second bullet point in the Staff’s comment because any investor who is not also an EquityBase Investor (i.e., a resident) would not be occupying a VictoryBase Property and thus the Company would not be entering into a corresponding Control Agreement that would otherwise give rise to a Contribution Credit.

7.	It appears that 20% of your offering proceeds will go to purchase Class B units of Holdings. Please enhance your disclosure to clarify how Holdings will use proceeds it receives from the sale of these Class B units.

Response

In response to the Staff’s comment, we have updated our offering statement in the section titled “USE OF PROCEEDS TO ISSUER” to clarify how Holdings will use proceeds it receives from the sale of Class B Units.

Description of Business, page 21

8.	Please revise your organizational chart to quantify the economic and voting interests in each entity such that their respective ownership and control are clear to investors.

Response

In response to the Staff’s comment, we added a new organizational chart showing the voting an economic interests of the companies as of the date of the offering statement. We have excluded the economic and voting interests from the forward-looking organizational chart because those amounts are unknown at this time and will depend upon future events.

Our Business Operational Overview, page 28

9.	Please revise your filing to disclose any material terms of the Purchase and Sale Agreements and Letters of Intent, including, but not limited to, the purchase price.

Response

In response to the Staff’s comment, we have updated our offering statement to add disclosure of the purchase price under the Purchase and Sale Agreement and estimates of certain related development expenses. We have also removed the references to properties in San Antonio and Mary Esther because we are no longer pursuing acquisition of such properties.

Plan of Operations, page 37

10.	You disclose once a VictoryBase Property is "stabilized" by having an EquityBase Investor living in the VictoryBase Property, Holdings plans to exercise its option to cause VBRE to contribute its membership interests of the applicable VB Subsidiary into Holdings. Please revise your filing to clarify what is meant by "stabilized." In this regard, please address that it appears that multiple VictoryBase Properties in the same region will be owned by the same VB Subsidiary and that each VictoryBase Property within an applicable VB Subsidiary may not be occupied simultaneously.

Response

In response to the Staff’s comment, we have updated our offering statement in the section “Operational Overview” to clarify what we mean by “stabilize.” “Stabilization” would be for a group of VictoryBase Properties, not on a property-by-property basis.

Section F/S Financial Statements, page 46

11.	We note your response to comment 14 and that a wholly owned subsidiary of VBRE is in the process of acquiring and developing properties in South Carolina. Further, we note your disclosure that initially the VB Subsidiaries will be primarily owned by VBRE until Holdings exercises its right to acquire the VB Subsidiaries. Please tell us whether you believe it is necessary to include financial statements of VBRE in your filing in order to provide investors with sufficient information to make an informed decision.

Response

We do not think it is necessary to provide financial statements for VBRE in order to provide investors with sufficient information to make an informed decision. It is anticipated that VictoryBase Properties will be acquired from a number of sources, including VBRE. It would be impracticable to provide financial statements from all parties from whom we may acquire properties. Through the Control Agreements and the Sub-Control Agreements, we will acquire the right to occupy and acquire the VictoryBase Properties, so the financial condition of the VBRE or any other party from whom we might acquire VictoryBase Properties is not relevant.

Independent Auditor's Report, page 47

12.	Please have your auditor revise their report to include a signature.

Response

In response to the Staff’s comment, we have updated the auditor’s report to include a signature.

Exhibits

13.	We note the consent of independent auditor filed as exhibit 11. Please have your auditor revise their consent to reference the audited balance sheet date that corresponds to the audited balance sheet in the offering circular.

Response

In response to the Staff’s comment, we have updated the consent of the independent auditor to reference to the correct balance sheet date.

14.	We note your response to comment 5 and reissue the comment. It appears that your subscription agreement filed as exhibit 4.2 still contains the disclaimer that "no representations or warranties are made as to the accuracy or completeness of the information contained in any offering materials...." Please revise or remove the disclaimer.

Response

In response to the Staff’s comment, we have removed the disclaimer from the subscription agreement filed as Exhibit 4.2.

15.	We note the arbitration provision in the EquityBase Agreement and the revisions to your offering circular that indicate that the provision will apply to claims made under the federal securities law. Please revise the agreement itself to clearly disclose that the arbitration provision will apply to actions arising under the Securities Act or Exchange Act. In addition, please revise your subscription agreements and the EquityBase Agreement to explicitly clarify that the waiver of jury trial is intended to apply to claims made under the federal securities laws.

Response

In response to the Staff’s comment, we have updated Section 38 of the EquityBase Agreement to clarify that the arbitration provision applies to actions arising under federal securities laws. We have also updated Section 39 of the EquityBase Agreement and Section 6(c) of the Subscription Agreements to clarify that the waiver of jury trial provisions apply to actions arising under federal securities laws.

16.	We note your revised disclosure on page 17 states that if a party bringing a claim against you does not, "in a judgment on the merits, substantially achieve, in substance and amount, the full remedy sought" that party would be obligated to reimburse you for all reasonable costs and expenses. Please revise to clarify the meaning of "substantially achieve, in substance and amount." In this regard, please also clarify whether you intend to interpret or apply this language as broadly as possible. Please also highlight that while the fee-shifting provision does apply to claims arising out of disputes relating to the EquityBase Agreement, including claims made under the federal securities laws, the related subscription agreement that EquityBase Investors are also required to complete for the same offer and sale of securities does not include a similar provision and, as such, there may be uncertainty as to how such provision would apply in claims brought pursuant to both agreements, such as claims made under the federal securities laws.

Response

We have revised the offering statement to remove the language quoted in the Staff’s comment. Such language did not accurately describe the fee-shifting provision in the EquityBase Agreement which is instead applies to fee-shifting proceedings in which the Company is the “prevailing party.” We have also added a similar provision to each of the Subscription Agreements to avoid potential for uncertainty as to which provision would apply.

Pursuant to Delaware law, to be a “prevailing party,” a litigant must achieve predominance in the litigation. In order to be predominant in the litigation, a litigant must prevail on the case’s chief issue. A case’s chief issue has to be determined by the respective court on a case by case analysis and there can be more than one “chief” issue in a case.

Further, courts have regularly interpreted fee-shifting provisions, similar or identical to the one contained in the EquityBase Agreement and the Subscription Agreements, under an “all or nothing approach” rather than a “claim-by-claim approach.” The all or nothing approach as opposed to a claim-by-claim approach mandates to shift the fees entirely to the prevailing party. Thus, under any such fee-shifting provision, the prevailing party is entitled to recover all of its costs and fees, regardless of whether the party prevails on every claim disputed in the litigation.

Accordingly, and under the analysis set forth above, an individual investor prevailing in a litigation against the Company would typically be expected to be entitled to recover all of its costs and fees incurred under any such litigation. However, and as a matter of fact, given this analysis, courts will have to inquire as to the most reasonable reading of the Company’s EquityBase Agreement and the Subscription Agreements taking into account the specific circumstances of each individual case brought by or against the Company.

The scope of the fee-shifting sections of the EquityBase Agreement and the Subscription Agreements are to be given the broadest possible interpretation that is enforceable under the above analysis.

17.	We note the script filed as a testing-the-waters exhibit to your offering circular and its description of share ownership in your company as the ability to "own an asset that is backed by the housing market, without the hassle, cost, and risk of owning direct title to a home" and is "a real estate investment in which you get some benefits of owning, but the flexibility of leasing." In addition, it states that "VictoryBase . . . owns the very house in which you will live." Please explain to us why you believe it is appropriate to describe your securities in this manner. In this respect, we note that VictoryBase does not own any properties and that to the extent properties are acquired by VBRE or other entities, they may be contributed to Holding in exchange for units in Holdings that are convertible into Class A shares of the company. Additionally, we note that describing the securities as an "asset that is backed by the housing market" may confuse investors as it could imply that your Class A shares are an asset-backed security. We also note that the script indicates that an investor may sell its shares in the future, but does not provide any disclosures about the limitations in selling a security that was issued pursuant to an exemption and that there is not a developed secondary market to support such sales. Finally, we note that the video posted on your website that accompanies the script include graphics and other depictions that imply that an investment in your company will result in an increase in value without disclosure about the risks and limitations associated with such investment. Please note that your testing-the-waters materials should provide [disclosure] about your offering that is consistent with information in your offering circular and revise accordingly.

Response

In response to the Staff’s comment, we have updated the testing-the-waters video to remove language that may have been interpreted to suggest that VictoryBase Corporation or its customers would directly own any real property, or to imply that the Company’s shares are asset-backed securities, or to imply that the shares would have any immediate liquidity. We also added a disclaimer that note that there is no existing market for the shares and encouraging investors to read all of the risks of investments identified in the offering statement once such offering statement becomes publicly available.

We trust that the foregoing appropriately addresses the issues raised by your recent Letter of Comment. Thank you in advance for your prompt review and assistance.

Very truly yours,

/s/ THOMAS PAQUIN

Thomas Paquin

Chief Executive Officer